Stock-Based Compensation	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation:

Note 3 – Stock-Based Compensation:

As of April 30, 2015, the Company had two stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the 2001 Plan) and 135,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan as amended (the 2006 Plan). At April 30, 2015, there were 2,338,916 and 81,530,576 shares of common stock reserved for future awards under the 2001 Plan and 2006 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2001 and 2006 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option. The Black-Scholes option pricing model was not used to estimate the fair value any option grants in the three quarters ended April 30, 2015 or in the fiscal year ended July 31, 2014.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plans for the nine months ended April 30, 2015:

	Options	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value

Outstanding, August 1, 2014	37,964,390	$0.061
Less: Forfeited or expired	1,215,000	0.716
Less: Exercised	6,416,316	0.001	129,908
Outstanding, April 30, 2015	30,333,074	$0.048	$567,236
Exercisable, April 30, 2015	30,333,074	$0.048	$567,236

The 30,333,074 outstanding options at April 30, 2015 had a weighted average remaining contractual term of 2.8 years. Options typically vest over a period of two to four years and have a contractual life of five to ten years.

There were no non-vested common stock options granted, vested or forfeited under the Plan for the nine months ended April 30, 2015. There was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans at April 30, 2015.

Note 12 – Stock-Based Compensation:

Stock Option Plans

As of July 31, 2014, the Company had two stockholder-approved stock incentive plans under which shares and options exercisable for shares of common stock have been or may be granted to employees, directors, consultants and advisors. A total of 12,000,000 shares of common stock are reserved for issuance under the 2001 Stock Option Plan (the 2001 Plan) and 135,000,000 shares of common stock are reserved for issuance under the 2006 Stock Plan as amended (the 2006 Plan). At July 31, 2014, there were 1,353,916 and 81,300,576 shares of common stock reserved for future awards under the 2001 Plan and 2006 Plan, respectively. The Company issues new shares of common stock from the shares reserved under the respective Plans upon conversion or exercise of options and issuance of restricted shares.

The 2001 and 2006 Plans (the Plans) are administered by the Board of Directors (the Board). The Board is authorized to select from among eligible employees, directors, advisors and consultants those individuals to whom options are to be granted and to determine the number of shares to be subject to, and the terms and conditions of the options. The Board is also authorized to prescribe, amend and rescind terms relating to options granted under the Plans. Generally, the interpretation and construction of any provision of the Plans or any options granted hereunder is within the discretion of the Board.

The Plans provide that options may or may not be Incentive Stock Options (ISOs) within the meaning of Section 422 of the Internal Revenue Code. Only employees of the Company are eligible to receive ISOs, while employees and non-employee directors, advisors and consultants are eligible to receive options which are not ISOs, i.e. “Non-Qualified Options.” The options granted by the Board in connection with its adoption of the Plans were Non-Qualified Options. In addition, the 2006 Plan also provides for restricted stock grants.

Share-based employee compensation related to stock options for the years ended July 31, 2014, 2013 and 2012 amounted to $262,871, $837,753 and $602,384 for each year and were charged to the consolidated statements of operations.  Share-based employee compensation related to common stock grants for the years ended July 31, 2014, 2013 and 2012 amounted to $130,000, $0 and $130,544, respectively, and were charged to the consolidated statements of operations.

The fair value of each option granted is estimated on the grant date using the Black-Scholes option pricing model or the value of the services provided, whichever is more readily determinable. The Black-Scholes option pricing model takes into account, as of the grant date, the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock and the risk-free interest rate for the term of the option. The Black-Scholes option pricing model was not used to estimate the fair value any option grants in the fiscal years ended July 31, 2014, 2013 and 2012.

The following is a summary of the common stock options granted, forfeited or expired and exercised under the Plan:

	Options	Weighted Average Exercise Price per Share
Outstanding - August 1, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Granted	24,532,719	$0.001
Forfeited or expired	(630,778)	$0.75
Exercised	(5,180,378)	$0.001
Outstanding - July 31, 2013	29,701,197	$0.08
Granted	8,879,499	$0.001
Forfeited or expired	(90,000)	$0.53
Exercised	(526,306)	$0.001
Outstanding - July 31, 2013	37,964,390	$0.06
Exercisable - July 31, 2014	37,964,390	$0.06

The 37,964,390 outstanding options at July 31, 2014 had a weighted average remaining contractual term of 3.45 years.

Options typically vest over a period of two to four years and have a contractual life of five to ten years.

The following is a summary of the non-vested common stock options granted, vested and forfeited under the Plan:

	Options	Weighted Average Grant Date Fair Value
Outstanding - August 1, 2011	60,000	$0.46
Granted	8,879,499	$0.029
Vested	(8,939,499)	$0.031
Outstanding - July 31, 2014	-0-	n/a

As of July 31, 2014, the Company did not have any unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan.

During the twelve months ended July 31, 2014, the Company granted 8,879,499 options to executives, employees and directors in full and final payment of obligations to pay such individuals deferred salary or director fees. The options were issued in lieu of cash payment of deferred compensation amounts due to such individuals. The number of options granted to each individual was equal to the dollar amount of deferred salary or fees due to such individual divided by the closing price of the Company's common stock on October 31, 2013 ($0.03). The stock options had an exercise price equal to $0.001 per share and were made pursuant to the terms of the Company's 2006 Stock Plan. The options were fully vested at the dates of the grants and expire on the fifth anniversary of the respective dates of grant. The grants were valued at the amount of deferred compensation owed to each such individual.

During the twelve months ended July 31, 2013, the Company granted 24,532,719 options to executives, employees and directors in full and final payment of obligations to pay such individuals deferred salary or director fees. The options were issued in lieu of cash payment of deferred compensation amounts due to such individuals. The number of options granted to each individual was equal to the dollar amount of deferred salary or fees due to such individual divided by the closing price of the Company's common stock on February 5, 2013 ($0.038), March 5, 2013 ($0.034) and June 4, 2013 ($0.0325). The stock options had an exercise price equal to $0.001 per share and were made pursuant to the terms of the Company's 2006 Stock Plan. The options were fully vested at the dates of the grants and expire on the fifth anniversary of the respective dates of grant. The grants were valued at the amount of deferred compensation owed to each such individual.

During the twelve months ended July 31, 2012, the Company granted 5,851,696 options to executives, employees and directors in full and final payment of obligations to pay such individuals deferred salary or director fees. The options were issued in lieu of cash payment of deferred compensation amounts due to such individuals. The number of options granted to each individual was equal to the dollar amount of deferred salary or fees due to such individual divided by the closing price of the Company's common stock on June 6, 2012 ($0.0925). The stock options had an exercise price equal to $0.001 per share and were made pursuant to the terms of the Company's 2006 Stock Plan. The options were fully vested at the date of grant and expire on the fifth anniversary of the date of grant. The grants were valued at the amount of deferred compensation owed to each such individual.

The following table summarizes information on stock options outstanding at July 31, 2014:

	Options Outstanding and Options Exercisable
Range of Exercise Price	Number Outstanding at July 31, 2014	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
$ 0.001	32,799,390	$0.001	3.68
$ 0.19 - $ 0.38	3,100,000	$0.285	1.63
$ 0.39 - $ 0.58	200,000	$0.560	0.24
$ 0.59 - $ 0.77	1,470,000	$0.633	3.34
$ 0.78 - $ 0.96	395,000	$0.940	0.24
	37,964,390	$0.061	3.45	$655,988

	For the Year Ended July 31,
	2014	2013	2012
Weighted Average Grant Date Fair Value of Options Granted	$0.029	$0.003	$0.09
Aggregate Intrinsic Value of Options Exercised	$21,052	$178,040	$119,214
Cash Received for Exercise of Stock Options	$526	$5,180	$1,299

The intrinsic value is calculated as the difference between the market value as of July 31, 2014, 2013 and 2012 and the exercise price of the shares on the respective dates. The market values as of July 31, 2014, 2013 and 2012 were $0.021, $0.035 and $0.093, respectively, based on the high and low bid information for July 31, 2014, 2013 and 2012.